Notes Payable	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Notes Payable [Abstract]
NOTES PAYABLE
4.	NOTES PAYABLE

Notes Payable

Active Intelligence, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2028, with interest of 5% per year. The amount assumed was $139,184. The loan requires monthly payments of principal and interest of $1,697. During the three months ended April 30, 2024, the Company made $3,959 of principal payments. As of April 30, 2024, the amount due was $81,290, of which $16,331 is current. As of January 31, 2024, the amount due was $85,249.

On April 3, 2022, the Company entered into a retail installment agreement for the purchase of an automobile. The contract price was $32,274, of which $22,795 was financed. The agreement is for five years bearing interest at 2.95% per annum with payments of $410 per month. The loan is secured by automobile. As of April 30, 2024, the amount due was $14,860 of which $4,560 is current. As of January 31, 2024, the amount due was $15,232.

Note payable-related party.

On July 17, 2023, the Company entered an amended Credit Line Note agreement, for an increased $5,000,000 credit line facility t the Company entered on March 17, 2023). Outstanding advances under the Note bears interest at 7% per annum. The promissory note is due and payable in full on March 19, 2026. Interest is payable annually on December 31 of each year during the term of the note. During the year ended January 31, 2024, the Company received $2,000,000 on the Note. In December 2023, the Company converted the balance of the credit facility of $2,000,000 and $53,476 of accrued interest into 1,026,520 shares of common stock. The fair value of the common stock was $2,554,423 resulting in a $554,423 loss on extinguishment. The Company received advances of $300,000 during the three months ended April 30, 2024. As of April 30, 2024, the balance due was $300,000. The Company recorded interest expense of $4,163 for the three months ended April 30, 2024.

Secured borrowing liability.

The Company entered into an accounts receivable sale agreement for one of its subsidiaries in connection with a bankruptcy claim. The Company received $106,528 and recorded the transaction as a secured loan payable against the account receivable. The sale of the account receivable balance was to an outside third party, whereby if the bankruptcy court does not pay the balance in full, the Company will owe back the unpaid portion. The loan is classified as a current liability as the Company expects the bankruptcy will be resolved in the next twelve months. The loan bears interest at 10%. For the three months ended April 30, 2024, the Company recorded interest expense of $2,578.

Interest expenses for the three months ended April 30, 2024, and 2023, were $8,618 and $3,166, respectively.

5.	NOTES PAYABLE

Notes Payable

Active Intelligence, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2028, with interest of 5% per year. The amount assumed was $139,184. The loan requires monthly payments of principal and interest of $1,697. During the year ended January 31, 2024, the Company made $15,378 of principal payments. As of January 31, 2024, the amount due was $85,249, of which $16,129 is current. As of January 31, 2023, the amount due was $100,627.

On April 3, 2022, the Company entered into a retail installment agreement for the purchase of an automobile. The contract price was $32,274, of which $22,795 was financed. The agreement is for five years bearing interest at 2.95% per annum with payments of $410 per month. The loan is secured by automobile. As of January 31, 2024, the amount due was $15,232 of which $4,456 is current. As of January 31, 2023, the amount due was $19,610.

Note payable-related party.

On July 17, 2023, the Company entered an amended Credit Line Note agreement, for an increased $5,000,000 credit line facility Note, with TII Jet Services LDA, a shareholder of the Company (replacing the $2,000,000 facility with the same lender that the Company entered on March 17, 2023). Outstanding advances under the Note bears interest at 7% per annum. The promissory note is due and payable in full on March 19, 2026. Interest is payable annually on December 31 of each year during the term of the note. During the year ended January 31, 2024, the Company received $2,000,000 on the Note. In December 2023, the Company converted the balance of the credit facility of $2,000,000 and $53,476 of accrued interest into 1,026,520 shares of common stock. The fair value of the common stock was $2,554,423 resulting in a $554,423 loss on extinguishment. As of January 31, 2024, the balance due was $-0-. The Company recorded interest expense of $60,453 for the year ended January 31, 2024.

Secured borrowing liability.

The Company entered into an accounts receivable sale agreement for one of its subsidiaries in connection with a bankruptcy claim. The Company received $106,528 and recorded the transaction as a secured loan payable against the account receivable. The sale of the account receivable balance was to an outside third party, whereby if the bankruptcy court does not pay the balance in full, the Company will owe back the unpaid portion. The loan is classified as a current liability as the Company expects the bankruptcy will be resolved in the next twelve months. The loan bears interest at 10%. For the year ended January 31, 2024, the Company recorded interest expense of $5,470.

Interest expenses for the year ended January 31, 2024, and 2023, were $75,815 and $6,289, respectively.